Main Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Main Subsidiaries Interests
The main subsidiaries as of December 31, 2019 and 2018, which ownership interest is presented according to the interest maintained by CEMEX, were as follows:

		% Interest
Subsidiary	Country	2019	2018
CEMEX México, S. A. de C.V. 1	Mexico	—	100.0
CEMEX España, S.A. 2	Spain	99.9	99.9
CEMEX, Inc.	United States of America	100.0	100.0
CEMEX Latam Holdings, S.A. 3	Spain	73.2	73.2
CEMEX (Costa Rica), S.A.	Costa Rica	99.2	99.1
CEMEX Nicaragua, S.A.	Nicaragua	100.0	100.0
Assiut Cement Company	Egypt	95.8	95.8
CEMEX Colombia S.A. 4	Colombia	99.7	99.9
Cemento Bayano, S.A. 5	Panama	100.0	100.0
CEMEX Dominicana, S.A.	Dominican Republic	100.0	100.0
Trinidad Cement Limited	Trinidad and Tobago	69.8	69.8
Caribbean Cement Company Limited 6	Jamaica	79.0	79.0
CEMEX de Puerto Rico Inc.	Puerto Rico	100.0	100.0
CEMEX France Gestion (S.A.S.)	France	100.0	100.0
CEMEX Holdings Philippines, Inc. 7	Philippines	66.8	55.0
Solid Cement Corporation 7	Philippines	100.0	100.0
APO Cement Corporation 7	Philippines	100.0	100.0
CEMEX U.K.	United Kingdom	100.0	100.0
CEMEX Deutschland, AG.	Germany	100.0	100.0
CEMEX Czech Republic, s.r.o.	Czech Republic	100.0	100.0
CEMEX Polska sp. Z.o.o.	Poland	100.0	100.0
CEMEX Holdings (Israel) Ltd.	Israel	100.0	100.0
CEMEX SIA	Latvia	—	100.0
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC 8	United Arab Emirates	100.0	100.0
Neoris N.V. 9	The Netherlands	99.8	99.8
CEMEX International Trading LLC 10	United States of America	100.0	100.0
Transenergy, Inc. 11	United States of America	100.0	100.0

1
Effective among the participants beginning December 1, 2019, the corporate reorganization approved on November 13, 2019 was formalized, by means of which, CEMEX, S.A.B. de C.V. merged and absorbed CEMEX México, S.A. de C.V. and Empresas Tolteca de México
,
S.A. de C.V., among other Mexican subsidiaries merged by the Parent Company as part of the aforementioned reorganization. The merge of CEMEX México, S.A. de C.V. and Empresas Tolteca de México, S.A. de C.V.was registered in the Public Registry of Commerce in Monterrey on December 12, 2019 and November 26, 2019, respectively, and both will be effective with third-parties three months after such applicable date.

2	CEMEX España is the indirect holding company of most of CEMEX’s international operations.
3
The interest reported excludes own shares held in CLH’s treasury. CLH, incorporated in Spain, trades its ordinary shares in the Colombian Stock Exchange under the symbol CLH, and is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador (note 20.4).

4
Represents CEMEX’s direct and indirect interest of 99.74% and 98.93% interest in ordinary and preferred shares, respectively. The interest reported excludes shares held in CEMEX Colombia, S.A.’s treasury.

5	Includes a 0.515% interest held in Cemento Bayano’s treasury.
6	Represents the aggregate ownership interest of CEMEX in this entity of 79.04%, which includes TCL’s direct and indirect 74.08% interest.
7
Represents CHP direct and indirect interest. CEMEX’s operations in the Philippines are conducted through CHP, subsidiary incorporated in the Philippines which since July 2016 trades its ordinary shares on the Philippines Stock Exchange under the symbol CHP (note 20.4).

8	CEMEX owns a 49% equity interest in each of these entities and holds the remaining 51% of the economic benefits, through agreements with other shareholders.
9	Neoris N.V. is the holding company of the entities involved in the sale of information technology solutions and services.
10	CEMEX International Trading, LLC is involved in the international trading of CEMEX’s products.
11	Formerly named Gulf Coast Portland Cement Co., it is engaged in the procurement and trading of fuels, such as coal and petroleum coke, used in certain operations of CEMEX.